Principal Activities and Organization - Schedule of the Results of Operations and Changes in Cash and Cash Equivalents of the Consolidated VIEs and their Subsidiaries (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of revenues	¥ (126,522)	$ (17,333)	¥ (194,474)	¥ (197,899)
Net loss	(91,753)	(12,570)	(220,455)	(614,775)
Net cash generated from/(used in) operating activities	(211,734)	(29,007)	(257,029)	(456,835)
Net cash used in investing activities	142,166	19,477	(97,533)	267,917
Net cash generated from financing activities	173,729	23,801	241,904	9,575
Net increase/(decrease) in cash, cash equivalents and restricted cash	97,753	13,392	(111,518)	(158,534)
Cash, cash equivalents and restricted cash at beginning of the year	320,489	43,907	432,007	590,541
Cash, cash equivalents and restricted cash at the end of the year	418,242	$ 57,299	320,489	432,007
Variable Interest Entity and Subsidiaries [Member]
Third-party revenues	331,190		424,016	430,636
Cost of revenues	(97,076)		(136,865)	(116,162)
Net loss	(18,255)		(45,835)	(1,952)
Net cash generated from/(used in) operating activities	(54,515)		(4,070)	47,372
Net cash used in investing activities	(147,029)		(10,711)	(28,222)
Net cash generated from financing activities	52,700		185,800	32,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	(148,844)		171,019	51,150
Cash, cash equivalents and restricted cash at beginning of the year	292,286		121,267	70,117
Cash, cash equivalents and restricted cash at the end of the year	¥ 143,442		¥ 292,286	¥ 121,267